Summary of Significant Accounting Policies (Details) - Schedule of Revenues Individually the Total Revenues - Concentrations of Customers [Member]	12 Months Ended
	Apr. 30, 2024		Apr. 30, 2023		Apr. 30, 2022
Customer A [Member] | Revenues [Member]
Schedule of Revenues Individually the Total Revenues [Line Items]
Concentrations of Customers		[1]	11.90%		23.30%	[1]
Customer B [Member] | Revenues [Member]
Schedule of Revenues Individually the Total Revenues [Line Items]
Concentrations of Customers		[1]	11.00%		20.50%
Customer C [Member] | Revenues [Member]
Schedule of Revenues Individually the Total Revenues [Line Items]
Concentrations of Customers	15.60%		20.50%		10.50%
Customer C [Member] | Accounts Receivable [Member]
Schedule of Revenues Individually the Total Revenues [Line Items]
Concentrations of Customers	18.40%		33.20%
Customer D [Member] | Revenues [Member]
Schedule of Revenues Individually the Total Revenues [Line Items]
Concentrations of Customers	14.60%			[1]		[1]
Customer [Member] | Revenues [Member]
Schedule of Revenues Individually the Total Revenues [Line Items]
Concentrations of Customers	30.20%		43.40%		54.30%
Customer [Member] | Accounts Receivable [Member]
Schedule of Revenues Individually the Total Revenues [Line Items]
Concentrations of Customers	18.40%		47.20%
Customer E [Member] | Accounts Receivable [Member]
Schedule of Revenues Individually the Total Revenues [Line Items]
Concentrations of Customers		[1]	14.00%

[1]	The percentage was below 10% for the period.